Average Annual Total Returns - Morningstar International Equity Fund	Morningstar International Equity Fund Since Inception	Morningstar International Equity Fund 1 Year	Morningstar International Equity Fund Inception Date	Morningstar International Equity Fund Return After Taxes on Distributions Since Inception	Morningstar International Equity Fund Return After Taxes on Distributions 1 Year	Morningstar International Equity Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar International Equity Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Morningstar Global Markets Ex U.S. Index (net) (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted) Since Inception		Morningstar Global Markets Ex U.S. Index (net) (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted) 1 Year
Total	11.28%	8.99%	Nov. 02, 2018	10.64%	8.38%	8.73%	5.92%	11.99%	[1]	11.17%	[1]

[1]	The Morningstar Global Markets Ex U.S. Index (net) captures the performance of the stocks located in the developed and emerging countries across the world, excluding the United States. Stocks in the index are weighted by their float capital, which removes corporate cross-ownership, government holdings and other locked-in shares. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident individuals who do not benefit from double taxation treaties.